Colombian Investment and Cooperation Agreement (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended
	Jun. 19, 2009	Jun. 30, 2009	Dec. 31, 2012	Dec. 31, 2011
Colombian Investment and Cooperation Agreement [Abstract]
Investment and Cooperation Agreement funding, Colombian Governments	$ 200
Investment and Cooperation Agreement funding period, Colombian Governments (in years)	20 years
Investment and Cooperation Agreement, pre-tax charge		135
Discounted liabilities associated with the Columbian Investment and Corporation Agreement			$ 77	$ 79
Investment and Cooperation Agreement, termination date	2028